SCHEDULE OF CUMULATIVE NET OPERATING LOSSES (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
IncomeTaxDisclosureLineItems [Line Items]
Total	$ 9,959,775
SINGAPORE
IncomeTaxDisclosureLineItems [Line Items]
Total	6,982,188
UNITED KINGDOM
IncomeTaxDisclosureLineItems [Line Items]
Total	218,768
JAPAN
IncomeTaxDisclosureLineItems [Line Items]
Total	$ 1,633,488
JAPAN | Minimum [Member]
IncomeTaxDisclosureLineItems [Line Items]
Expiration year	2029
JAPAN | Maximum [Member]
IncomeTaxDisclosureLineItems [Line Items]
Expiration year	2036
KOREA, REPUBLIC OF
IncomeTaxDisclosureLineItems [Line Items]
Total	$ 1,125,331
KOREA, REPUBLIC OF | Minimum [Member]
IncomeTaxDisclosureLineItems [Line Items]
Expiration year	2032
KOREA, REPUBLIC OF | Maximum [Member]
IncomeTaxDisclosureLineItems [Line Items]
Expiration year	2036